Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Taxes Payable
Withholding individual income taxes for employees		¥ 7,844	¥ 4,381
VAT payable		13,920	5,385
EIT payable		6,913	5,488
Withholding income tax payable		5,510
Others		4,318	9,738
Taxes Payable, Current, Total	$ 5,600	¥ 38,505	¥ 24,992